Leases - Future lease payments due (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018
Leases
2021	$ 8,395
2022	8,857
2023	8,252
2024	3,669
2025	2,724
Thereafter	5,916
Total lease payments	37,813
Less: Interest	(3,875)
Operating Lease, Liability, Total	$ 33,938	$ 38,100